Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,033,221.08
Total Fee Amount	418.89
Total Offset Amount	0.00
Net Fee	$ 418.89
Offering Table N/A
Offset Table N/A	N/A